EVENTS AFTER THE REPORTING DATE (Details)	1 Months Ended
	Jul. 31, 2023 employee	Aug. 31, 2023 shares	Dec. 31, 2022 shares
EVENTS AFTER THE REPORTING DATE
Approximate decrease in employee head count | employee	50
Approximate percentage decrease in employee head count	13.00%
Third Founding Airline Group Members
EVENTS AFTER THE REPORTING DATE
Number of shares issued			59,367
Third Founding Airline Group Members | DACC with with three founding airline group
EVENTS AFTER THE REPORTING DATE
Number of shares issued		59,368